Summary of significant accounting policies	12 Months Ended
Dec. 31, 2023
Summary of significant accounting policies
Summary of significant accounting policies

Note 2     Summary of significant accounting policies

The principal accounting policies applied in the preparation of these Consolidated Financial Statements are set out below. These policies have been consistently applied to the years presented, unless otherwise stated.

2.1 Basis of preparation

The Consolidated Financial Statements of GeoPark Limited have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”), under the historical cost basis, except for the following: certain financial assets and liabilities (including derivative instruments) measured at fair value, and assets held for sale – measured at fair value less costs to sell.

The Consolidated Financial Statements are presented in thousands of United States Dollars (US$’000) and all values are rounded to the nearest thousand (US$’000), except in the footnotes and where otherwise indicated.

The preparation of financial statements in conformity with IFRS requires the use of certain critical accounting estimates. It also requires management to exercise its judgement in the process of applying the Group’s accounting policies. The areas involving a higher degree of judgement or complexity, or areas where assumptions and estimates are significant to the Consolidated Financial Statements are disclosed in this note under the title “Accounting estimates and assumptions”.

All the information included in these Consolidated Financial Statements corresponds to the Group, except where otherwise indicated.

2.1.1 Changes in accounting policy and disclosure

2.1.1.1 New and amended standards and interpretations

The Group applied for the first-time certain standards and amendments, which are effective for annual periods beginning on or after January 1, 2023, as follows:

IFRS 17 Insurance Contracts

IFRS 17 Insurance Contracts is a comprehensive new accounting standard for insurance contracts covering recognition and measurement, presentation, and disclosure.

This new accounting standard replaces IFRS 4 Insurance Contracts. IFRS 17 applies to all types of insurance contracts (i.e., life, non-life, direct insurance, and re-insurance), regardless of the type of entity that issues them, as well as certain guarantees and financial instruments with discretionary participation features. A few scope exceptions will apply.

The overall objective of IFRS 17 is to provide a comprehensive accounting model for insurance contracts that is more useful and consistent for insurers, covering all relevant accounting aspects. IFRS 17 is based on a general model, supplemented by:

●	a specific adaptation for contracts with direct participation features (the variable fee approach), and
●	a simplified approach (the premium allocation approach) mainly for short-duration contracts.

The new standard had no impact on the Consolidated Financial Statements of the Group.

Definition of Accounting Estimates - Amendments to IAS 8

The amendments to IAS 8 clarify the distinction between changes in accounting estimates, changes in accounting policies and the correction of errors. They also clarify how to use measurement techniques and inputs to develop accounting estimates.

These amendments had no impact on the Consolidated Financial Statements of the Group.

Disclosure of Accounting Policies - Amendments to IAS 1 and IFRS Practice Statement 2

The amendments to IAS 1 and IFRS Practice Statement 2 Making Materiality Judgements provide guidance to apply materiality judgements to accounting policy disclosures. The amendments aim to provide accounting policy disclosures that are more useful by replacing the requirement to disclose their ‘significant’ accounting policies with a requirement to disclose their ‘material’ accounting policies and adding guidance on how to apply the concept of materiality in making decisions about accounting policy disclosures.

These amendments had no impact on the Consolidated Financial Statements of the Group.

Deferred Tax related to Assets and Liabilities arising from a Single Transaction – Amendments to IAS 12

The amendments to IAS 12 Income Tax narrow the scope of the initial recognition exception, so that it no longer applies to transactions that give rise to equal taxable and deductible temporary differences such as leases and decommissioning liabilities.

These amendments had no impact on the Consolidated Financial Statements of the Group.

International Tax Reform—Pillar Two Model Rules – Amendments to IAS 12

The amendments to IAS 12 have been introduced in response to the OECD’s BEPS Pillar Two model rules and include:

●	a mandatory temporary exception to the recognition and disclosure of deferred taxes arising from the jurisdictional implementation of the Pillar Two model rules,
●	disclosure requirements to assist in better understanding the Pillar Two income taxes arising from that legislation, particularly before its effective date.

The mandatory temporary exception applies immediately. The disclosure requirements apply for annual reporting periods beginning on or after January 1, 2023, but not for any interim periods ending on or before December 31, 2023.

The amendments had no impact on the Consolidated Financial Statements of the Group.

2.1.1.2 Standards issued but not yet effective

The new and amended standards and interpretations that have been issued, but are not yet effective, as of the date of issuance of these Consolidated Financial Statements are disclosed below. The Group has not early adopted these new and amended standards and interpretations, and intends to adopt them, if applicable, when they become effective.

Amendments to IFRS 16: Lease Liability in a Sale and Leaseback

In September 2022, the IASB issued amendments to IFRS 16 to specify the requirements that a seller-lessee uses in measuring the lease liability arising in a sale and leaseback transaction, to ensure the seller-lessee does not recognize any amount of the gain or loss that relates to the right of use it retains.

The amendments are effective for annual reporting periods beginning on or after January 1, 2024, and must be applied retrospectively to sale and leaseback transactions entered into after the date of initial application of IFRS 16. Earlier application is permitted, and any earlier application must be disclosed.

The amendments are not expected to have a material impact on the Consolidated Financial Statements of the Group.

Amendments to IAS 1: Classification of Liabilities as Current or Non-current

In January 2020 and October 2022, the IASB issued amendments to paragraphs 69 to 76 of IAS 1 to specify the requirements for classifying liabilities as current or non-current. The amendments clarify:

●	what is meant by a right to defer settlement;
●	that a right to defer must exist at the end of the reporting period;
●	that classification is unaffected by the likelihood that an entity will exercise its deferral right; and
●	that only if an embedded derivative in a convertible liability is itself an equity instrument would the terms of a liability not impact its classification.

In addition, a requirement has been introduced to require disclosure when a liability arising from a loan agreement is classified as non-current and the entity’s right to defer settlement is contingent on compliance with future covenants within twelve months.

The amendments are effective for annual reporting periods beginning on or after January 1, 2024, and must be applied retrospectively. The Group is currently assessing the impact the amendments will have on current practice and whether existing loan agreements may require renegotiation.

Supplier Finance Arrangements - Amendments to IAS 7 and IFRS 7

In May 2023, the IASB issued amendments to IAS 7 Statement of Cash Flows and IFRS 7 Financial Instruments: Disclosures to clarify the characteristics of supplier finance arrangements and require additional disclosure of such arrangements.

The disclosure requirements in the amendments are intended to assist users of financial statements in understanding the effects of supplier finance arrangements on an entity’s liabilities, cash flows and exposure to liquidity risk.

The amendments will be effective for annual reporting periods beginning on or after January 1, 2024. Early adoption is permitted but would need to be disclosed. The amendments are not expected to have a material impact on the Group’s Consolidated Financial Statements.

The Enhancement and Standardization of Climate-Related Disclosures for Investors

On March 06, 2024, the Securities and Exchange Commission (SEC) issued the final rule on The Enhancement and Standardization of Climate-Related Disclosures for Investors. This rule mandates the disclosure of information regarding a registrant’s climate-related risks that have materially impacted or are reasonably likely to have a material impact on, its business strategy, results of operations, or financial condition. While compliance with this rule is phased in and not required for these Consolidated Financial Statements, the Group is currently assessing the impact of this rule and planification efforts ahead of initial required compliance.

2.2 Going concern

The Directors regularly monitor the Group’s cash position and liquidity risks throughout the year to ensure that it has sufficient funds to meet forecasted operational and investment funding requirements. Sensitivities are run to reflect latest expectations of expenditures, oil and gas prices and other factors to enable the Group to manage the risk of any funding short falls and/or potential debt covenant breaches.

Considering the performance of the operations, the Group’s cash position of US$ 133,036,000, the oil hedges to mitigate the price risk exposure within the next twelve to fifteen months, the deleveraging process executed in 2021 and 2022 (see Note 27), and the fact that its total indebtedness as of December 31, 2023, matures in January 2027, the Directors have formed a judgement, at the time of approving the Consolidated Financial Statements, that there is a reasonable expectation that the Group has adequate resources to meet all its obligations for the foreseeable future. For this reason, the Directors have continued to adopt the going concern basis in preparing the Consolidated Financial Statements.

2.3 Consolidation

Subsidiaries are all entities (including structured entities) over which the Group has control. The Group controls an entity when the Group is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. Subsidiaries are fully consolidated from the date on which control is transferred to the Group. They are deconsolidated from the date that control ceases.

Intercompany transactions, balances and unrealized gains on transactions between the Group and its subsidiaries are eliminated. Unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the asset transferred. Amounts reported in the financial statements of subsidiaries have been adjusted where necessary to ensure consistency with the accounting policies adopted by the Group.

2.4 Segment reporting

Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision-maker. The chief operating decision-maker, who is responsible for allocating resources and assessing performance of the operating segments, has been identified as the Executive Committee. This committee is integrated by the Chief Executive Officer, Chief Financial Officer, Chief Technical Officer, Chief Exploration Officer, Chief Operating Officer, Chief Strategy, Sustainability and Legal Officer and Chief People Officer. This committee reviews the Group’s internal reporting in order to assess performance and allocate resources. Management has determined the operating segments based on these reports.

2.5 Foreign currency translation

2.5.1 Functional and presentation currency

The Consolidated Financial Statements are presented in US Dollars, which is the Group’s presentation currency.

Items included in the Consolidated Financial Statements of each of the Group’s entities are measured using the currency of the primary economic environment in which the entity operates (the “functional currency”). The functional currency of Group companies incorporated in Colombia, Ecuador, Chile and Argentina is the US Dollar, meanwhile for the Group´s Brazilian company the functional currency is the local currency, which is the Brazilian Real.

2.5.2 Transactions and balances

Foreign currency transactions are translated into the functional currency using the exchange rates prevailing at the dates of the transactions. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation at period-end exchange rates of monetary assets and liabilities denominated in foreign currencies are recognized in the Consolidated Statement of Income.

The results and financial position of foreign operations that have a functional currency different from the presentation currency are translated into the presentation currency as follows: assets and liabilities are translated at the closing rate, and income and expenses are translated at average exchange rates. All resulting exchange differences are recognized in Other comprehensive income.

2.6 Joint arrangements

Under IFRS 11, investments in joint arrangements are classified as either joint operations or joint ventures depending on the contractual rights and obligations of each investor. The Group has assessed the nature of its joint arrangements and determined them to be joint operations. The Group combines its share in the joint operations individual assets, liabilities, results and cash flows on a line-by-line basis with similar items in its Consolidated Financial Statements.

2.7 Business combinations

Business combinations are accounted for using the acquisition method. The cost of an acquisition is measured as the aggregate of the consideration transferred, which is measured at the acquisition date fair value, and the amount of any non-controlling interests in the acquiree. For each business combination, the Group elects whether to measure the non-controlling interests in the acquiree at fair value or at the proportionate share of the acquiree’s identifiable net assets. Acquisition-related costs are expensed as incurred and included in administrative expenses.

The Group determines that it has acquired a business when the acquired set of activities and assets include an input and a substantive process that together significantly contribute to the ability to create outputs. The acquired process is considered substantive if it is critical to the ability to continue producing outputs, and the inputs acquired include an organized workforce with the necessary skills, knowledge, or experience to perform that process or it significantly contributes to the ability to continue producing outputs and is considered unique or scarce or cannot be replaced without significant cost, effort, or delay in the ability to continue producing outputs.

When the Group acquires a business, it assesses the financial assets and liabilities assumed for appropriate classification and designation in accordance with the contractual terms, economic circumstances and pertinent conditions as at the acquisition date. This includes the separation of embedded derivatives in host contracts by the acquiree.

Any contingent consideration to be transferred by the acquirer will be recognized at fair value at the acquisition date. Contingent consideration classified as equity is not remeasured and its subsequent settlement is accounted for within equity. Contingent consideration classified as an asset or liability that is a financial instrument and within the scope of IFRS 9 Financial Instruments, is measured at fair value with the changes in fair value recognized in the statement of profit or loss in accordance with IFRS 9. Other contingent consideration that is not within the scope of IFRS 9 is measured at fair value at each reporting date with changes in fair value recognized in profit or loss.

Goodwill is initially measured at cost (being the excess of the aggregate of the consideration transferred and the amount recognized for non-controlling interests and any previous interest held over the net identifiable assets acquired and liabilities assumed). If the fair value of the net assets acquired is in excess of the aggregate consideration transferred, the Group re-assesses whether it has correctly identified all of the assets acquired and all of the liabilities assumed and reviews the procedures used to measure the amounts to be recognized at the acquisition date. If the reassessment still results in an excess of the fair value of net assets acquired over the aggregate consideration transferred, then the gain is recognized in profit or loss.

2.8 Revenue recognition

Revenue from the sale of crude oil and gas is recognized at the point in time when control of the product is transferred to the customer, which is generally when the product is physically transferred into a pipe or other delivery mechanism and the customer accepts the product. Consequently, the Group’s performance obligations are considered to relate only to the sale of crude oil and gas, with each barrel of crude oil equivalent considered to be a separate performance obligation under the contractual arrangements in place.

The Group’s sales of crude oil are priced based on market prices. The sales price is linked to US dollar denominated crude oil international benchmarks, such as Brent, adjusted for certain marketing and quality discounts based on, among other things, American Petroleum Institute (“API”) gravity, viscosity, sulphur content, delivery point and transport costs. The Group’s sales of natural gas are priced based on long-term Gas Supply contracts with customers.

Revenue is shown net of VAT, discounts related to the sale and overriding royalties due to the ex-owners of oil and gas properties where the royalty arrangements represent a retained working interest in the property. See Note 33.1.

2.9 Production and operating costs

Production and operating costs are recognized in the Consolidated Statement of Income on the accrual basis of accounting. These costs include wages and salaries incurred to achieve the revenue for the year. Direct and indirect costs of raw materials and consumables, rentals, and royalties and economic rights in cash are also included within this account.

2.10 Financial results

Financial results include interest expenses, interest income, bank charges, the amortization of financial assets and liabilities, and foreign exchange gains and losses. The Group has capitalized the borrowing cost directly attributable to wells and facilities identified as qualifying assets, if applicable. Qualifying assets are assets that necessarily take a substantial period of time to get ready for their intended use or sale. The capitalization rate used to determine the amount of borrowing costs to be capitalized, if any, is the weighted average interest rate applicable to the Group’s general borrowings.

2.11 Property, plant and equipment

Property, plant and equipment are stated at historical cost less depreciation and impairment charges, if applicable. Historical cost includes expenditure that is directly attributable to the acquisition of the items; including provisions for asset retirement obligation.

Oil and gas exploration and production activities are accounted for in accordance with the successful efforts method on a field by field basis. The Group accounts for exploration and evaluation activities in accordance with IFRS 6, Exploration for and Evaluation of Mineral Resources, capitalizing exploration and evaluation costs until such time as the economic viability of producing the underlying resources is determined. Costs incurred prior to obtaining legal rights to explore are expensed immediately to the Consolidated Statement of Income.

Exploration and evaluation costs may include: license acquisition, geological and geophysical studies (i.e., seismic), direct labor costs and drilling costs of exploratory wells. No depreciation and/or amortization are charged during the exploration and evaluation phase. Upon completion of the evaluation phase, the prospects are either transferred to oil and gas properties or charged to expense (exploration costs) in the period in which the determination is made, depending on whether they have discovered reserves or not. If not developed, exploration and evaluation assets are written off after three years, unless it can be clearly demonstrated that the carrying value of the investment is recoverable.

A charge of US$ 29,563,000 has been recognized in the Consolidated Statement of Income within the ‘Write-off of unsuccessful exploration efforts’ line item (US$ 25,789,000 in 2022 and US$ 12,262,000 in 2021). See Note 20.

All field development costs are considered construction in progress until they are finished and capitalized within oil and gas properties, and are subject to depreciation once completed. Such costs may include the acquisition and installation of production facilities, development drilling costs (including dry holes, service wells and seismic surveys for development purposes), project-related engineering and the acquisition costs of rights and concessions related to proved properties.

Workovers of wells made to develop reserves and/or increase production are capitalized as development costs. Maintenance costs are charged to the Consolidated Statement of Income when incurred.

Capitalized costs of proved oil and gas properties and production facilities and machinery are depreciated on a licensed area by the licensed area basis, using the unit of production method, based on commercial proved and probable oil and gas reserves. The calculation of the “unit of production” depreciation considers estimated future finding and development costs and is based on current year-end unescalated price levels. Changes in reserves and cost estimates are recognized prospectively. Reserves are converted to equivalent units on the basis of approximate relative energy content.

Depreciation of the remaining property, plant and equipment assets (i.e., furniture and vehicles) not directly associated with oil and gas activities has been calculated by means of the straight-line method by applying such annual rates as required to write-off their value at the end of their estimated useful lives. The useful lives range between 3 years and 10 years.

Depreciation is allocated in the Consolidated Statement of Income as a separate line to better follow the performance of the business.

An asset’s carrying amount is written down immediately to its recoverable amount if the asset’s carrying amount is greater than its estimated recoverable amount (see Impairment of non-financial assets in Note 2.13).

2.12 Provisions and other long-term liabilities

Provisions for asset retirement obligations and other environmental liabilities, deferred income, restructuring obligations and legal claims are recognized when the Group has a present legal or constructive obligation as a result of past events, it is probable that an outflow of resources will be required to settle the obligation, and the amount has been reliably estimated. Restructuring provisions, if any, comprise lease termination penalties and employee services termination payments.

Provisions are measured at the present value of the expenditures expected to be required to settle the obligation using a pre-tax rate that reflects current market assessments of the time value of money and the risks specific to the obligation. The increase in the provision due to the passage of time is recognized as financial expense.

2.12.1 Asset Retirement Obligation

The Group records the fair value of the liability for asset retirement obligations in the period in which the wells are drilled. When the liability is initially recorded, the Group capitalizes the cost by increasing the carrying amount of the related long-lived asset. Over time, the liability is accreted to its present value at each reporting period, and the capitalized cost is depreciated over the estimated useful life of the related asset. According to interpretations and the application of current legislation, and on the basis of the changes in technology and the variations in the costs of restoration necessary to protect the environment, the Group has considered it appropriate to periodically re-evaluate future costs of well-capping. The effects of this recalculation are included in the Consolidated Financial Statements in the period in which this recalculation is determined and reflected as an adjustment to the provision and the corresponding property, plant and equipment asset.

2.12.2 Deferred Income

Government grants and other contributions relating to the purchase of property, plant and equipment are included in non-current liabilities as deferred income and they are credited to the Consolidated Statement of Income over the expected lives of the related assets. Grants from the government are recognized at their fair value where there is a reasonable assurance that the grant will be received and the Group will comply with all attached conditions.

2.13 Impairment of non-financial assets

Assets that are not subject to depreciation and/or amortization are tested annually for impairment. Assets that are subject to depreciation and/or amortization are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable.

An impairment loss is recognized for the excess of the asset’s carrying amount over its recoverable amount. The recoverable amount is the higher of an asset’s fair value less costs to sell and value in use. For the purposes of assessing impairment, assets are grouped at the lowest levels for which there are separately identifiable cash flows (cash-generating units), generally a licensed area. Non-financial assets other than goodwill that suffered impairment are reviewed for possible reversal of the impairment at each reporting date.

No asset should be kept as an exploration and evaluation asset for a period of more than three years, except if it can be clearly demonstrated that the carrying value of the investment will be recoverable.

Impairment losses were recognized for US$ 13,332,000 in 2023 (no impairment losses were recognized in 2022 and US$ 4,334,000 were recognized in 2021). See Note 37. The write-offs are detailed in Note 20.

2.14 Lease contracts – Group as a lessee

The Group assesses at contract inception whether a contract is, or contains, a lease. That is, if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration.

2.14.1 Right-of-use assets

The Group recognizes right-of-use assets at the commencement date of the lease. Right of use assets are measured at cost, less any accumulated depreciation and impairment losses, an adjusted for any measurement of lease liabilities.

The cost of right-of-use assets comprise the following:

●	the amount of the initial measurement of lease liability,
●	any lease payments made at or before the commencement date less any lease incentives received,
●	any initial direct costs, and
●	restoration costs.

The Group leases various offices, facilities, machinery and equipment. Lease contracts are typically made for fixed periods of 1 to 15 years but may have extension options. Lease terms are negotiated on an individual basis and contain a wide range of different terms and conditions. Right-of-use assets are depreciated on a straight-line basis over the shorter of the lease term and the estimated useful lives of the assets.

If ownership of the leased asset transfers to the Group at the end of the lease term or the cost reflects the exercise of a purchase option, depreciation is calculated using the estimated useful life of the asset. The right-of-use assets are also subject to impairment.

2.14.2 Lease liabilities

At the commencement date of the lease, the Group recognizes lease liabilities measured at the present value of lease payments to be made over the lease term. Lease liabilities include the net present value of the following lease payments:

●	fixed payments, less any lease incentives receivable,
●	variable lease payments that are based on an index or a rate,
●	amounts expected to be payable by the lessee under residual value guarantees,
●	the exercise price of a purchase option if the lessee is reasonably certain to exercise that option, and
●	payments of penalties for terminating the lease, if the lease term reflects the lessee exercising that option.

In calculating the present value, the lease payments are discounted using the interest rate implicit in the lease. If that rate cannot be determined, the Group’s incremental borrowing rate is used, being the rate that the lessee would have to pay to borrow the funds necessary to obtain an asset of similar value in a similar economic environment with similar terms and conditions. After the commencement date, the amount of lease liabilities is increased to reflect the accretion of interest and reduced for the lease payments made. In addition, the carrying amount of lease liabilities is remeasured if there is a modification, a change in the lease term, a change in the lease payments (e.g., changes to future payments resulting from a change in an index or rate used to determine such lease payments) or a change in the assessment of an option to purchase the underlying asset.

2.14.3 Short-term leases and leases of low-value assets

The Group applies the short-term lease recognition exemption to its short-term leases of machinery and equipment (i.e., those leases that have a lease term of 12 months or less from the commencement date and do not contain a purchase option). It also applies the lease of low-value assets recognition exemption to leases of IT equipment and small items of office furniture that are considered to be low value. Lease payments on short-term leases and leases of low-value assets are recognized as expense on a straight-line basis over the lease term.

2.15 Inventories

Inventories comprise crude oil and materials.

Crude oil is measured at the lower of cost and net realizable value. Materials are measured at the lower of cost and recoverable amount. The cost of materials and consumables is calculated at acquisition price with the addition of transportation and similar costs. Cost is determined using the first-in, first-out (FIFO) method.

2.16 Current and deferred income tax

The tax expense for the year comprises current and deferred income tax. Income tax is recognized in the Consolidated Statement of Income.

The current income tax charge is calculated on the basis of the tax laws enacted or substantially enacted at the financial statements date in the countries where the Company’s subsidiaries operate and generate taxable income. The computation of the income tax expense involves the interpretation of applicable tax laws and regulations in many jurisdictions. The resolution of tax positions taken by the Group, through negotiations with relevant tax authorities or through litigation, can take several years to complete and, in some cases, it is difficult to predict the ultimate outcome.

Deferred income tax is recognized, using the liability method, on temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the Consolidated Financial Statements. Deferred income tax is determined using tax rates (and laws) that have been enacted or substantially enacted as of the financial statements date and are expected to apply when the related deferred income tax asset is realized, or the deferred income tax liability is settled. In addition, the Group has tax-loss carry-forwards in certain tax jurisdictions that are available to be offset against future taxable profit. However, deferred income tax assets are recognized only to the extent that it is probable that taxable profit will be available against which the unused tax losses can be utilized. Management judgment is exercised in assessing whether this is the case. To the extent that actual outcomes differ from management’s estimates, taxation charges or credits may arise in future periods.

Deferred income tax liabilities are provided on taxable temporary differences arising from investments in subsidiaries and joint arrangements, except for deferred income tax liability where the timing of the reversal of the temporary difference is controlled by the Group and it is probable that the temporary difference will not reverse in the foreseeable future. The Group is able to control the timing of dividends from its subsidiaries and hence does not expect taxable profit. Hence deferred income tax is recognized in respect of the retained earnings of overseas subsidiaries only if at the date of the Consolidated Financial Statements, dividends have been accrued as receivable or a binding agreement to distribute past earnings in future has been entered into by the subsidiary. As mentioned above the Group does not expect that the temporary differences will revert in the foreseeable future.

Deferred income tax balances are provided in full, with no discounting.

2.17 Non-current assets or disposal groups held for sale

Non-current assets or disposal groups are classified as held for sale if their carrying amount will be recovered principally through a sale transaction rather than through continuing use and a sale is considered highly probable. They are measured at the lower of their carrying amount and fair value less costs to sell, except for assets such as deferred tax assets, assets arising from employee benefits, financial assets and investment property that are carried at fair value and contractual rights under insurance contracts, which are specifically exempt from this requirement.

An impairment loss is recognized for any initial or subsequent write-down of the asset or disposal group to fair value less costs to sell. A gain is recognized for any subsequent increases in fair value less costs to sell of an asset or disposal group, but not in excess of any cumulative impairment loss previously recognized. A gain or loss not previously recognized by the date of the sale of the non-current asset or disposal group is recognized at the date of derecognition.

Non-current assets (including those that are part of a disposal group) are not depreciated or amortized while they are classified as held for sale. Interest and other expenses attributable to the liabilities of a disposal group classified as held for sale continue to be recognized.

Non-current assets classified as held for sale and the assets of a disposal group classified as held for sale are presented separately from the other assets in the Consolidated Statement of Financial Position. The liabilities of a disposal group classified as held for sale are presented separately from other liabilities in the Consolidated Statement of Financial Position.

As of December 31, 2023, the Group classified non-current assets and liabilities corresponding to the Chilean companies as held for sale due to the divestment process that was agreed to in December 2023 and which closed in January 2024. See Note 36.1.

2.18 Financial assets

Financial assets are divided into the following categories: amortized cost; financial assets at fair value through profit or loss and fair value through other comprehensive income. The classification depends on the Group’s business model for managing the financial assets and the contractual terms of the cash flows. The Group reclassifies debt investments when and only when its business model for managing those assets changes.

All financial assets not at fair value through profit or loss are initially recognized at fair value, plus transaction costs. Transaction costs of financial assets carried at fair value through profit or loss, if any, are expensed to profit or loss.

Derecognition of financial assets occurs when the rights to receive cash flows from the investments expire or are transferred and substantially all the risks and rewards of ownership have been transferred. An assessment for impairment is undertaken at each balance sheet date.

Interest and other cash flows resulting from holding financial assets are recognized in the Consolidated Statement of Income when receivable, regardless of how the related carrying amount of financial assets is measured.

Amortized cost are non-derivative financial assets with fixed or determinable payments that are not quoted in an active market. They are included in current assets, except for maturities greater than twelve months after the balance sheet date. These are classified as non-current assets. These financial assets comprise trade and other receivables and cash and cash equivalents in the Consolidated Statement of Financial Position. They arise when the Group provides money, goods or services directly to a debtor with no intention of trading the receivables. These financial assets are subsequently measured at amortized cost using the effective interest method, less provision for impairment, if applicable.

Any change in their value through impairment or reversal of impairment is recognized in the Consolidated Statement of Income. All of the Group’s financial assets are classified as amortized cost.

2.19 Other financial assets

Non-current other financial assets include contributions made for environmental obligations according to a Colombian and Brazilian government request and are restricted for those purposes.

Current other financial assets include short-term investments with original maturities up to twelve months and over three months.

2.20 Impairment of financial assets

The Group assesses on a forward-looking basis the expected credit losses associated with its debt instruments. The impairment methodology applied depends on whether there has been a significant increase in credit risk. For trade receivables, the Group applies the simplified approach permitted by IFRS 9, which requires expected lifetime losses to be recognized from initial recognition of the receivables.

2.21 Cash and cash equivalents

Cash and cash equivalents includes cash in hand, deposits held at call with banks, other short-term highly liquid investments with original maturities of three months or less that are readily convertible to known amounts of cash and which are subject to an insignificant risk of changes in value, and bank overdrafts. Bank overdrafts, if any, are shown within borrowings in the current liabilities section of the Consolidated Statement of Financial Position.

2.22 Trade and other payables

Trade payables are obligations to pay for goods or services that have been acquired in the ordinary course of the business from suppliers. Accounts payable are classified as current liabilities if payment is due within one year or less (or in the normal operating cycle of the business if longer). If not, they are presented as non-current liabilities.

Trade payables are recognized initially at fair value and subsequently measured at amortized cost using the effective interest method.

2.23 Derivatives and hedging activities

Derivative financial instruments are recognized in the Consolidated Statement of Financial Position as assets or liabilities and initially and subsequently measured at fair value. They are presented as current assets or liabilities if they are expected to be settled within 12 months after the end of the reporting period.

The mark-to-market fair value of the Group's outstanding derivative instruments is based on independently provided market rates and determined using standard valuation techniques, including the impact of counterparty credit risk and are within level 2 of the fair value hierarchy.

2.23.1 Cash flow hedges that qualify for hedge accounting

The effective portion of changes in the fair value of derivatives that are designated and qualify as cash flow hedges is recognized in Other Reserves within Equity. The gain or loss relating to the ineffective portion is recognized immediately in the Consolidated Statement of Income.

When forward contracts are used to hedge forecast transactions, the Group designates the change in fair value of the forward contract as the hedging instrument. Gains or losses relating to the effective portion of the change in the fair value of the forward contracts are recognized in Other Reserves within Equity.

Where the hedged item subsequently results in the recognition of a non-financial asset, both the deferred hedging gains and losses and the deferred time value of the option contracts or deferred forward points, if any, are included within the initial cost of the asset.

When a hedging instrument expires, or is sold or terminated, or when a hedge no longer meets the criteria for hedge accounting, any cumulative deferred gain or loss and deferred costs of hedging in Equity at that time remains in Equity until the forecast transaction occurs, resulting in the recognition of a non-financial asset. When the forecast transaction is no longer expected to occur, the cumulative gain or loss and deferred costs of hedging that were reported in Equity are immediately reclassified to the Consolidated Statement of Income.

For more information about derivatives designated as cash flow hedges please refer to Note 36.1 and Note 8.

2.23.2 Other Derivatives

Certain derivative instruments do not qualify for hedge accounting. Changes in the fair value of any derivative instrument that does not qualify for hedge accounting are recognized immediately in the Consolidated Statement of Income.

For more information about derivatives related to commodity risk management please refer to Note 8 and for more information about derivatives related to currency risk management please refer to Note 3 Currency risk.

2.24 Borrowings

Borrowings are obligations to pay cash and are recognized when the Group becomes a party to the contractual provisions of the instrument.

Borrowings are recognized initially at fair value, net of transaction costs incurred. Borrowings are subsequently stated at amortized cost; any difference between the proceeds (net of transaction costs) and the redemption value is recognized in the Consolidated Statement of Income over the period of the borrowings using the effective interest method.

Direct issue costs are charged to the Consolidated Statement of Income on an accrual basis using the effective interest method.

2.25 Share capital

Equity comprises the following:

●	"Share capital" representing the nominal value of equity shares.
●	"Share premium" representing the excess over nominal value of the fair value of consideration received for equity shares, net of expenses of the share issuance.
●	"Translation reserve" representing the differences arising from translation of investments in overseas subsidiaries.
●	"Other reserves" representing:
-	the difference between the proceeds from transactions with non-controlling interests received against the book value of the shares acquired in subsidiaries, and
-	the changes in the fair value of the effective portion of derivatives designated as cash flow hedges.
●	"Retained earnings (Accumulated losses)" representing:
-	accumulated earnings and losses, and
-	the equity element attributable to shares granted according to IFRS 2 but not issued at year end.

2.26 Share-based payment

The Group operates a number of equity-settled share-based compensation plans comprising share awards payments to employees and other third-party contractors. Share-based payment transactions are measured in accordance with IFRS 2.

The fair value of the share awards payments is determined at the grant date by reference to the market value of the shares, calculated using the Geometric Brownian Motion method or the Monte Carlo simulation, and recognized as an expense over the vesting period.

Service and non-market performance conditions are not taken into account when determining the grant date fair value of awards, but the likelihood of the conditions being met is assessed as part of the Group’s best estimate of the number of equity instruments that will ultimately vest. Market performance conditions are reflected within the grant date fair value. Any other conditions attached to an award, but without an associated service requirement, are considered to be non-vesting conditions. Non-vesting conditions are reflected in the fair value of an award and lead to an immediate expensing of an award unless there are also service and/or performance conditions.

No expense is recognized for awards that do not ultimately vest because non-market performance and/or service conditions have not been met. Where awards include a market or non-vesting condition, the transactions are treated as vested irrespective of whether the market or non-vesting condition is satisfied, provided that all other performance and/or service conditions are satisfied.

At each reporting date, the entity revises its estimates of the number of options that are expected to vest. It recognizes the impact of the revision to original estimates, if any, in the Consolidated Statement of Income, with a corresponding adjustment to equity.

When the awards are exercised, the Company issues new shares. The proceeds received net of any directly attributable transaction costs are credited to share capital (nominal value) and share premium.